NOTES RECEIVABLE (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 14, 2021	Feb. 27, 2021	Feb. 26, 2020	Dec. 23, 2019	Oct. 31, 2018	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2015	Jan. 29, 2019
NOTES RECEIVABLE (Details) [Line Items]
Note Receivable, Interest Rate, Stated Percentage					6.00%
Asset Impairment Charges					$ 2,498,706	$ 0	$ 2,498,706		$ 2,498,706	$ 2,498,706	$ 0
Proceeds from Collection of Notes Receivable								$ 2,218,574	1,544,291	1,544,291	1,682,278
Financing Receivable, after Allowance for Credit Loss, Current	$ 3,000,000				5,000,000					0
Interest Costs Capitalized								0	$ 212,601	212,601	1,553,082
Interest Receivable, Current										0	3,322
Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Asset Impairment Charges										2,498,706
Proceeds from Collection of Notes Receivable										1,696,765
IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Asset Impairment Charges		$ 2,498,706								2,498,706
Proceeds from Collection of Notes Receivable						522,245		2,218,572		1,696,765
Financing Receivable, after Allowance for Credit Loss, Current	3,000,000				$ 5,000,000					0
Note Receviable, Interest Rate					6.00%
Note Receivbale, Number of Installments					8
Interest Income, Other										149,972	296,250
Interest Costs Capitalized										$ 0	399,453
Interest Rate, Default			15.00%							15.00%
Settlement Assets, Current						833,333		833,333
CannAssist LLC [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable				$ 342,567
CannAssist LLC [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Interest Income, Other											$ 14,673	$ 4,011
CannAssist LLC [Member] | Principal [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable				325,000
CannAssist LLC [Member] | Accrued Interest [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable				$ 17,567
Principal [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable										$ 1,544,291
Principal [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Asset Impairment Charges		2,497,884								2,497,884
Proceeds from Collection of Notes Receivable						500,000		2,166,667		1,544,291
Accrued Interest [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable										152,473
Accrued Interest [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Asset Impairment Charges		$ 822								822
Proceeds from Collection of Notes Receivable						$ 22,245		$ 51,905		152,473
Subsequent Event [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	2,000,000
Financing Receivable, after Allowance for Credit Loss	3,000,000
Financing Receivable, after Allowance for Credit Loss, Current	3,000,000
Subsequent Event [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss, Current	3,000,000
Subsequent Event [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss, Current	3,000,000
Due and Payable on or Before June 21, 2021 [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before June 21, 2021 [Member] | Subsequent Event [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before June 21, 2021 [Member] | Subsequent Event [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before June 21, 2021 [Member] | Subsequent Event [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before July 12, 2021 [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	2,000,000
Due and Payable on or Before July 12, 2021 [Member] | Subsequent Event [Member] | Principal [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	500,000
Due and Payable in 12 Monthly Installments [Member] | IGH Note [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	2,000,000
Due and Payable in 12 Monthly Installments [Member] | Subsequent Event [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	2,000,000
Due and Payable in 12 Monthly Installments [Member] | Subsequent Event [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Proceeds from Collection of Notes Receivable	$ 2,000,000
Affiliated Entity [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Financing Receivable, before Allowance for Credit Loss														$ 500,000
Note Receivable, Interest Rate, Stated Percentage														12.00%
Asset Impairment Charges														$ 500,000
Proceeds from Collection of Notes Receivable													$ 50,000
Financing Receivable, after Allowance for Credit Loss										0
Allowance for Credit Loss, Receivable, Other, Current										450,000
Line of Credit [Member] | CannAssist LLC [Member] | Notes Receivable [Member]
NOTES RECEIVABLE (Details) [Line Items]
Financing Receivable, before Allowance for Credit Loss															$ 500,000
Note Receivable, Interest Rate, Stated Percentage															8.00%
Financing Receivable, after Allowance for Credit Loss, Current										0
Interest Receivable, Current										$ 0